Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 956	$ 20,751	$ 22,517
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	17,609	20,279	30,212
Cash flows from investing activities:
Net cash provided by (used in) investing activities	54,192	(206,535)	(127,535)
Cash flows from financing activities:
Cash dividends paid - common stock	(4,649)	(4,240)	(3,616)
Purchase of treasury stock	0	(2,892)	(2,148)
Net cash (used in) provided by financing activities	(62,071)	110,067	76,869
Net increase (decrease) in cash and cash equivalents	9,730	(76,189)	(20,454)
Cash and due from banks at beginning of year	83,720	159,909	180,363
Cash and due from banks at end of year	93,450	83,720	159,909
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income	956	20,751	22,517
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	5,105	(12,550)	(17,191)
Decrease in deferred tax asset	49	540	907
Other, net	(4,693)	(1,060)	(607)
Net cash provided by operating activities	1,417	7,681	5,626
Cash flows from investing activities:
Decrease (increase) in investment in subsidiaries, net	7,575	110	(70)
Net cash provided by (used in) investing activities	7,575	110	(70)
Cash flows from financing activities:
Cash dividends paid - common stock	(4,649)	(4,240)	(3,616)
Purchase of treasury stock	0	(2,892)	(2,148)
Net cash (used in) provided by financing activities	(4,649)	(7,132)	(5,764)
Net increase (decrease) in cash and cash equivalents	4,343	659	(208)
Cash and due from banks at beginning of year	2,464	1,805	2,013
Cash and due from banks at end of year	$ 6,807	$ 2,464	$ 1,805